UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):
[ ] is a restatement
[ ] adds new holdings entries

Name and Address of Institutional Investment Manager Filing this Report:
Wasatch Advisors, Inc.
150 Social Hall Avenue
Salt Lake City, UT 84111

13F File Number: None

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
Name: Venice F. Edwards
Title: Compliance Officer
Phone Number: 801-533-0777

Signature, Place and Date of Signing:
Venice F. Edwards, Salt Lake City, UT, February 14, 2000

Report Type (check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: None

Form 13F Information Table Entry Total: 159

Form 13F Information Table Value Total: $1,252,962

List of Other Included Managers: N/A

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN
------------------------------ ---------------- --------- -------- -------- --- ---- -------
99 Cents Only Stores           COM              65440K106     4884 127675.00SH       SOLE
ACE Cash Express               COM              004403101      370 20000.00 SH       SOLE
Accrue Software Inc            COM              00437W102      863 15950.00 SH       SOLE
Active Voice Corp              COM              004938106    10925 375920.00SH       SOLE
Align-Rite International       COM              016251100      353 16100.00 SH       SOLE
America Service Group Inc.     COM              02364L109      517 34500.00 SH       SOLE
American Bank Note Holograph   COM              024377103      487 305800.00SH       SOLE
American Healthcorp Inc.       COM              02649V104     2295 503000.00SH       SOLE
Americredit Corp.              COM              03060R101    49245 2661892.00SH      SOLE
Ameripath Inc                  COM              03071D109     6849 836480.00SH       SOLE
Amsurg Corporation - Class A   COM              03232P108    10677 1642653.00SH      SOLE
Amsurg Corporation - Class B   COM              03232P207     4772 734135.00SH       SOLE
Ansys Inc.                     COM              03662Q105      190 17300.00 SH       SOLE
Applied Micro Circuits Corpora COM              03822W109      382  3000.00 SH       SOLE
Aspen Technologies Incorporate COM              045327103      238  9000.00 SH       SOLE
Astronics Corporation          COM              046433108      147 14500.00 SH       SOLE
Aware Inc./Mass                COM              05453N100      369 10150.00 SH       SOLE
Bebe Stores Inc.               COM              075571109     5696 210964.00SH       SOLE
Biosite Diagnostics Inc        COM              090945106     1168 73000.00 SH       SOLE
Braun Consulting               COM              105651103      593  8300.00 SH       SOLE
Bright Horizons Family Solutio COM              109195107     5281 281630.00SH       SOLE
Building Materials Holding Cor COM              120113105     1386 135191.00SH       SOLE
CSG Systems International      COM              126349109     6456 161905.00SH       SOLE
CSK Auto Corporation           COM              125965103     3549 202775.00SH       SOLE
Carey International            COM              141750109     1267 52000.00 SH       SOLE
Carriage Services              COM              143905107     3805 640850.00SH       SOLE
Central Financial Acceptance C COM              153470109       95 12900.00 SH       SOLE
Charles River Associates Inc   COM              159852102    18757 559925.00SH       SOLE
Cognizant Tech Solutions Corp. COM              192446102     1918 17550.00 SH       SOLE
Cohu, Inc.                     COM              192576106      868 28000.00 SH       SOLE
Computer Network Technology Co COM              204925101     5789 252380.00SH       SOLE
Concentrex Incorporated        COM              12525N100      256 31300.00 SH       SOLE
Concord EFS Inc.               COM              206197105     3609 140139.00SH       SOLE
Copart Inc.                    COM              217204106    23403 538000.00SH       SOLE
Corvel Corportion              COM              221006109    10724 456350.00SH       SOLE
Covenant Transport Inc - Cl A  COM              22284P105     3692 212500.00SH       SOLE
Crossman Communities Inc       COM              22764E109      236 15200.00 SH       SOLE
Daisytek International Corpora COM              234053106    11140 477874.00SH       SOLE
E-Tek Dynamics Inc             COM              269240107      592  4400.00 SH       SOLE
Embrex Inc.                    COM              290817105     1021 95000.00 SH       SOLE
Encore Wire Corporation        COM              292562105      105 13800.00 SH       SOLE
Expeditors Int'l Wash Inc.     COM              302130109    23647 539734.00SH       SOLE
Express Scripts Inc. Class A   COM              302182100    43720 683123.00SH       SOLE
F.Y.I. Incorporated            COM              302712104    18771 552074.00SH       SOLE
First Cash Financial Services  COM              31942D107     9764 1183470.00SH      SOLE
First Health Group Corp.       COM              320960107    37295 1387728.00SH      SOLE
GAINSCO Inc.                   COM              363127101      127 23600.00 SH       SOLE
Garden Fresh Restaurant Corp   COM              365235100      214 12500.00 SH       SOLE
Gentner Communications Corp.   COM              37245J105      330 23600.00 SH       SOLE
Global Imaging Systems         COM              37934A100      686 56000.00 SH       SOLE
Guitar Center Inc.             COM              402040109      138 13700.00 SH       SOLE
Gulf Island Fabrication        COM              402307102      145 15500.00 SH       SOLE
HCR Manor Care                 COM              564055101     5418 338605.00SH       SOLE
Heico Corp                     COM              422806109     3544 162470.00SH       SOLE
Heico Corp - Cl A              COM              422806208     2444 115675.00SH       SOLE
Hibbett Sporting Goods Inc.    COM              428565105    10280 604715.00SH       SOLE
Hillenbrand Industries, Inc.   COM              431573104     5027 158655.00SH       SOLE
Homeservices.com               COM              437606106      492 32800.00 SH       SOLE
ICU Medical Inc.               COM              44930G107    33759 2213679.00SH      SOLE
INTERSTATE NATL DEALER         COM              46102P104      183 30500.00 SH       SOLE
Integrated Measurement Systems COM              457923100      742 52500.00 SH       SOLE
InterCept Group, Inc.          COM              45845L107     4526 152446.00SH       SOLE
Interwest Home Medical         COM              46114P209       38 12600.00 SH       SOLE
Invitrogen                     COM              46185R100     8083 134715.00SH       SOLE
JDS Uniphase                   COM              46612J101     2819 17474.00 SH       SOLE
Knight Transportation Inc.     COM              499064103    18506 1080670.00SH      SOLE
Koala Corporation              COM              499866101      297 21200.00 SH       SOLE
Lincare Holdings               COM              532791100    13008 374995.00SH       SOLE
MMC Networks Inc.              COM              55308N102     6467 188125.00SH       SOLE
Marinemax Inc                  COM              567908108     3199 336735.00SH       SOLE
Maxwell Shoe Company Inc-Cl A  COM              577766108      682 85300.00 SH       SOLE
Medquist Inc                   COM              584949101    11189 433487.00SH       SOLE
Men's Wearhouse Inc.           COM              587118100    26234 893081.00SH       SOLE
Metris Companies               COM              591598107     8857 248170.00SH       SOLE
Micrel Incorporated            COM              594793101    28265 496417.00SH       SOLE
Microchip Technology Inc.      COM              595017104    25483 372354.00SH       SOLE
Microfinancial Inc.            COM              595072109     6253 535030.00SH       SOLE
Minntech Corp                  COM              604258103      772 80200.00 SH       SOLE
Monro Muffler Brake Inc.       COM              610236101      145 19300.00 SH       SOLE
Motor Cargo Industries         COM              619907108       92 20000.00 SH       SOLE
Myriad Genetics Inc.           COM              62855J104    12368 268880.00SH       SOLE
Nanometrics Inc.               COM              630077105     1360 67600.00 SH       SOLE
National Dentex Corporation    COM              63563H109    20419 1219053.00SH      SOLE
National Health Investors Inc  COM              63633D104     8552 574896.00SH       SOLE
Nautica Enterprises            COM              639089101      147 13000.00 SH       SOLE
Netopia                        COM              64114K104      228  4200.00 SH       SOLE
Netzee Inc.                    COM              64122W108     2728 164120.00SH       SOLE
Nova Corp.                     COM              669784100    22170 702415.00SH       SOLE
Nu Horizons Electronics        COM              669908105     1342 101315.00SH       SOLE
O Charley's Inc.               COM              670823103     1971 150199.00SH       SOLE
O'Reilly Automotive Inc.       COM              686091109    42139 1959935.00SH      SOLE
On Assignment Incorporated     COM              682159108    17180 575055.00SH       SOLE
Orthodontic Centers of America COM              68750P103    16943 1419326.00SH      SOLE
PCD, Inc.                      COM              69318P106     6779 1004330.00SH      SOLE
PLX Technology Inc.            COM              693417107     4117 217410.00SH       SOLE
Pediatrix Medical Group        COM              705324101    14208 2029764.00SH      SOLE
Pegasus Systems                COM              705906105     5532 91725.00 SH       SOLE
Peregrine Systems              COM              71366Q101     4849 57600.00 SH       SOLE
Pericom Semiconductor Corporat COM              713831105    12777 485595.00SH       SOLE
Pier 1 Imports                 COM              720279108      130 20400.00 SH       SOLE
Polycom Inc                    COM              73172K104     7374 115790.00SH       SOLE
Power-One Inc                  COM              739308104     5351 116800.00SH       SOLE
Powertel Inc.                  COM              73936C109    18774 187035.00SH       SOLE
Priority Healthcare            COM              74264T102      669 23106.00 SH       SOLE
ProBusiness Services Inc       COM              742674104      959 26650.00 SH       SOLE
Provant Inc.                   COM              743724106     7177 284223.00SH       SOLE
QRS Corp                       COM              74726X105    20775 197860.00SH       SOLE
RF Industries Ltd              COM              749552105      150 85200.00 SH       SOLE
RTW Incorporated               COM              74974R107     3163 550029.00SH       SOLE
RWD Techologies Inc.           COM              74975B101      252 24300.00 SH       SOLE
Rainbow Rentals Inc            COM              750857104     2659 370000.00SH       SOLE
Razorfish Incorporated         COM              755236106     1268 13333.00 SH       SOLE
RemedyTemp Inc.                COM              759549108     1508 79375.00 SH       SOLE
Renal Care Group               COM              759930100     6976 298430.00SH       SOLE
Rent-A-Center Inc.             COM              76009N100    48733 2459697.00SH      SOLE
Rent-Way Incorporated          COM              76009U104     6465 345971.00SH       SOLE
Rescare Inc.                   COM              760943100     5112 400915.00SH       SOLE
Rowecom Inc                    COM              77957X108     5677 125115.00SH       SOLE
SCP Pool Corporation           COM              784028102    16839 649219.00SH       SOLE
SDL Incorporated               COM              784076101     8518 39073.00 SH       SOLE
Sanmina Corporation            COM              800907107    13548 135646.01SH       SOLE
Semtech Corporation            COM              816850101     2502 48000.00 SH       SOLE
Signature Eyewear Inc          COM              826918104      638 226700.00SH       SOLE
Smithway Motor Express         COM              832653109      424 102700.00SH       SOLE
Sport Haley                    COM              848925103       46 13300.00 SH       SOLE
Supertex Inc.                  COM              868532102    14266 706655.00SH       SOLE
Sykes Enterprises Inc.         COM              871237103     4929 112351.00SH       SOLE
Synopsys Inc.                  COM              871607107    59773 895480.00SH       SOLE
TSI International Software Ltd COM              872879101      549  9700.00 SH       SOLE
TTI Team Telecom International COM              M88258104      294 16200.00 SH       SOLE
Techne Corporation             COM              878377100    67962 1234264.00SH      SOLE
TenFold Corp                   COM              88033A103      679 17000.00 SH       SOLE
The Finish Line Inc - Class A  COM              317923100      261 48000.00 SH       SOLE
The Management Network Group   COM              561693102     1034 31700.00 SH       SOLE
Transaction Systems Architects COM              893416107     7743 276540.00SH       SOLE
Transport Corp of America      COM              89385P102      724 58200.00 SH       SOLE
Travis Boats & Motors Inc.     COM              894363100     5194 432862.00SH       SOLE
Trizetto Group Inc             COM              896882107     2735 58650.00 SH       SOLE
Truetime Inc                   COM              897868105      420 60000.00 SH       SOLE
U.S. Physical Therapy          COM              90337L108      161 19000.00 SH       SOLE
US Cellular Corp               COM              911684108    21629 214285.00SH       SOLE
USA Truck Incorporated         COM              902925106     2125 269800.00SH       SOLE
USANA Inc.                     COM              90328M107     2318 463601.00SH       SOLE
Viasoft Inc.                   COM              92552U102      156 27400.00 SH       SOLE
Vitesse Semiconductors Corp.   COM              928497106      923 17600.00 SH       SOLE
Whitehall Jewelers Inc.        COM              965063100    47165 1279044.00SH      SOLE
Whittman-Hart Inc.             COM              966834103      568 10600.00 SH       SOLE
Wilmar Industries              COM              971426101    14827 853355.00SH       SOLE
Wireless Facilities Inc        COM              9765A1030      225  5150.00 SH       SOLE
World Acceptance Corporation   COM              981419104    11853 2462897.00SH      SOLE
Young Innovations Inc          COM              987520103     5896 406600.00SH       SOLE
Z-Tel Technologies Inc         COM              988792107      608 15050.00 SH       SOLE
Zebra Technologies Corp.       COM              989207105    16344 279389.00SH       SOLE
Zoll Medical Corp              COM              989922109      374  9800.00 SH       SOLE
ASM Lithography Holding NV NY  NY SHS           N07059111     1137 10000.00 SH       SOLE
Aramex International Ltd.      ORD              G04450105      839 91300.00 SH       SOLE
Cinar Corporation              LTD VTG SHS      171905300     3680 150220.00SH       SOLE
Shire Pharmaceuticals Group    SPONSORED ADR    82481R106     3295 113124.95SH       SOLE
TLC Laser Eye Centers          COM              87255E108     4166 318965.00SH       SOLE